Stockholders' Deficit, Transactions Involving Options (Q2) (Details) - USD ($)		2 Months Ended	4 Months Ended	12 Months Ended
	May 06, 2019	Jun. 30, 2019	Dec. 31, 2018	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Number of Options [Abstract]
Acquired (in shares)	5,288,462
Granted (in shares)		93,000	38,462	0	0
Option outstanding (in shares)		5,381,462	38,462	0	0	0
Weighted Average Exercise Price [Abstract]
Acquired (in dollars per share)	$ 5.00
Granted (in dollars per share)		$ 7.50	$ 6.76	$ 0	$ 0
Options outstanding (in dollars per share)		$ 5.04	$ 6.76	$ 0	$ 0	$ 0
Options outstanding, intrinsic value		$ 34,200,000	$ 170,002